SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2          -            SIGNIFICANT ACCOUNTING POLICIES

The Company’s consolidated financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America.

The following is a summary of the significant accounting policies, which were applied in the preparation of these financial statements, on a consistent basis:

A.	Principles of Consolidation and Basis of Presentation

The Company’s consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries (“the Company”), after elimination of material intercompany transactions and balances.

B.	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

C.	Financial Statements in U.S. Dollars

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar (the “dollar”). Accordingly, the Company uses the dollar as its functional and reporting currency. Certain of the dollar amounts in the financial statements may represent the dollar equivalent of other currencies, including the New Israeli Shekel (“NIS”).

Transactions and balances denominated in dollars are presented at their dollar amounts. Non-dollar transactions and balances are re-measured into dollars in accordance with the principles set forth in Accounting Standards Codification Topic No. 830 (“ASC 830”), “Foreign Currency Translation”. All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

D.	Cash and Cash Equivalents

Cash and cash equivalents represent short-term highly liquid investments (mainly interest-bearing deposits) with maturity dates not exceeding three months from the date of deposit.

E.	Short Term Bank Deposit

Short term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.

F.	Allowance for Doubtful Accounts

The allowance for doubtful accounts is computed on the specific identification basis.

G.	Business Combination

The Company accounts for business combination in accordance with ASC No, 805, “Business Combination”. ASC No. 805 requires recognition of assets acquired and liabilities assumed at the acquisition date, measured at their fair values as of that date. Any access of the fair value of net assets acquired over purchased price and any subsequent changes in estimated contingencies are to be recorded in the consolidated statements of operations.

H.	Inventories

Inventories are stated at the lower of cost or net realizable value. Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period.

Cost is determined as follows:
Raw materials-on the average cost basis.
Finished goods and work in process - on actual production cost basis (materials, labor and indirect manufacturing costs).

The Company writes down product inventory, based on slow moving items, and assumptions about future demands and market conditions.

I.	Property and Equipment

Property and equipment are presented at cost, net of accumulated depreciation. Annual depreciation is calculated based on the straight-line method over the shorter of the estimated useful lives of the related assets. Estimated useful life, in years, is as follows:

Years

Electronic equipment	3-7
Office furniture and equipment	7-17
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Depreciation methods, useful lives and residual values are reviewed at the end each reporting year and adjusted if appropriate.

J.	Accrued Warranty Costs

Accrued warranty costs are calculated in respect of the warranty period on the Company’s products and are based on the Company’s prior experience and in accordance with management’s estimate. The estimated future warranty obligations are affected by the warranty periods, install base, labor and other related costs incurred in correcting a product failure.

K.	Intangible Assets

Intangible assets that are not considered to have an indefinite useful life are amortized using mainly the straight-line basis over their estimated useful lives, as noted below. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

Weighted Average Useful Life (Years)
Technology	7
Customer relationships	10
Backlog	Per occurrence
IPR&D	(*)

(*) Will be determined upon successful launch of the related product.

As of December 31, 2017, and 2016 no impairment losses were identified.

L.	Goodwill

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions of ReVera. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350, "Intangibles – Goodwill and Other", prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. The Company has an option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

For the year ended December 31, 2017 and for the year ended December 31, 2016 the Company performed an annual impairment analysis and no impairment losses have been identified.

M.	Revenue Recognition

Revenues from the sale of products are recognized when all the following criteria have been met: a persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, collection of resulting receivables is probable and there are no remaining significant obligations.

Allocation of arrangement consideration among the separate units of accounting is based on their relative selling prices. The selling price for each unit of accounting is determined based on a selling price hierarchy using either vendor specific objective evidence (“VSOE”) of selling price, third party evidence of selling price (“TPE”) or the vendor’s best estimate of estimated selling price (“ESP”) for that deliverable. Use of the residual method is prohibited.

The objective of ESP is to determine the price at which the Company would transact a sale if the product or service were sold on a stand-alone basis.

Revenues from Service contracts generally specify fixed payment amounts for periods longer than one month, and are recognized on a straight-line basis over the term of the contract.

Revenues from sales which were not yet determined to be final sales due to acceptance provisions are deferred and included in deferred revenues. In cases where collectability is not probable, revenues are deferred and recognized upon collection.

Deferred revenues include amounts received from customers for which revenue has not yet been recognized.

For discussion regarding the implementation of Accounting Standards Standard ("ASC") No. 606, Revenue from Contracts with Customers, please refer Note 2W.

N.	Research and Development

Research and development costs are charged to operations as incurred. Amounts received or receivable from the Government of Israel through the Israeli Innovation Authority (“IIA”, formerly known as the Office of the Chief Scientist) or from the European Community as participation in certain research and development programs are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement are expected to be met. Royalty expenses are determined based on actual revenues and presented in cost of revenues. During 2016 the Company entered into a royalty buyout agreement with the Israel Innovation Authority (“IIA”) refer to note 8A for further details. Research and development grants recognized during the years ended December 31, 2017, 2016 and 2015 were $4,634, $4,261 and $1,237, respectively.

O.	Income Taxes

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes”. Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carryforwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, requires a reporting entity to classify all deferred tax assets and liabilities as noncurrent in a classified balance sheet.

P.	Share-Based Compensation

The Company accounts for equity based compensation using ASC 718-10 “Share-Based Payment,” which requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards.

Stock Options

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the “Black-Scholes option pricing” method with the following weighted-average assumptions:

	2 0 1 7	2 0 1 6	2 0 1 5
Risk-free interest rate	1.81%	1.08%	1.41%
Expected life of options	4.70 years	4.62 years	4.62 years
Expected volatility	28.01%	28.41%	35.67%
Expected dividend yield	0%	0%	0%

Expected volatility was calculated based on actual historical share price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company elected to early adopt ASU-2016-19 starting January 1, 2016 and to account for forfeitures as they occur. The net cumulative effect of this change, in a total amount of $131 thousands, was recognized as a reduction to retained earnings as of January 1, 2016.

Q.	Earnings per Share

Earnings per share are presented in accordance with ASC 260-10, “Earnings per Share”. Pursuant to which, basic earnings per share excludes the dilutive effects of convertible securities and is computed by dividing income (loss) available to common shareholders by the weighted-average number of ordinary shares outstanding for the period, net of treasury shares. Diluted earnings per share reflect the potential dilutive effect of all convertible securities. The number of potentially dilutive securities excluded from diluted earnings per share due to the anti-dilutive effect of out of the money options amounted to 275,594 in 2017, 1,134,971 in 2016 and 946,829 in 2015.

Basic earnings per share in 2017, 2016 and 2015 were $1.68, $0.35 and $0.58 respectively. Diluted earnings per share in 2017, 2016 and 2015 were $1.63, $0.35 and $0.57 respectively.

R.	Treasury Shares

Treasury shares are recorded at cost and presented as a reduction of shareholders' equity.

S.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables and foreign currency derivative contracts.

The majority of the Company’s cash and cash equivalents and bank deposits are invested in dollar instruments with major banks in Israel. Management believes that the financial institutions that hold the Company's investments are corporations with high credit standing. Accordingly, management believes that low credit risk exists with respect to these financial investments.

The trade receivables of the Company are derived from sales to customers located primarily in Taiwan R.O.C., Korea, China and USA. The management of the Company performed risk assessment on an ongoing basis and believes it bears low risk.

The Company entered into options and forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparty to the Company’s derivative instruments is major financial institution.

T.	Fair Value Measurements

The fair values of the Company cash and cash equivalents, accounts receivable, and accounts payable approximate their carrying amounts due to their short-term nature. The estimated fair values of the derivative instruments are calculated based on market rates to settle the instruments. These values represent the estimated amounts the Company would receive upon sale or pay upon transfer, taking into consideration current market rates. The Company calculate derivative asset and liability amounts using a variety of valuation techniques, depending on the specific characteristics of the hedging instrument, taking into account credit risk. The fair value of the Company derivative contracts (including forwards and options) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, the Company derivative contracts have been classified as Level 2. Inputs used in these standard valuation models include the applicable spot, forward, and discount rates. The standard valuation model for the Company option contracts also includes implied volatility, which is specific to individual options and is based on rates quoted from a widely used third-party resource.

U.	Derivative Financial Instruments

ASC 815 requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. See Note 13 for disclosure of the derivative financial instruments in accordance with such pronouncements.

V.	Impairment of Long-Lived Assets

Long-lived assets, held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset Company) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset Company) would be written down to their estimated fair values.

The Company performed an impairment review and did not identify any indicators.

W.	New Accounting Pronouncements

In 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Standard ("ASC") No. 606, Revenue from Contracts with Customers. The standard provides companies with a single model for accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. In 2016, the FASB issued four amendments to the ASU. The standard is effective for public companies for annual periods beginning after December 15, 2017. The Company will adopt this ASU effective January 1, 2018 and elected a modified retrospective transition method to be applied to completed and incomplete contracts as of adoption date.

To address the significant implementation requirements of the accounting standard update, the Company has established a revenue project assessment team for the implementation of the standard and examination of the relevant business processes, controls, and systems, including a review of all significant revenue arrangements to identify any differences in the timing, measurement, presentation of revenue recognition including new disclosure requirements. The Company has completed its assessment and believes that there is no significant impact that the implementation of this new standard will have on its consolidated financial statements. However, the Company anticipates that the additional disclosure requirements will represent a significant change to its current practices.

In March 2016, the FASB issued ASU 2016-05, “Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships”, which clarifies that a change in the counter party to a derivative instrument designated as a hedging instrument does not require de-designation of that hedging relationship, provided that all other hedge accounting criteria are met. The new guidance is effective for fiscal years beginning after December 15, 2016. The Company adopted this new guidance in 2017. The new guidance does not have a significant effect on the Company 2017 consolidated financial statements.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017. Early adoption is permitted. The Company does not expect that this new guidance will have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, leases (topic 842), guidance on accounting for leases which requires lessees to recognize most leases on their balance sheets for the rights and obligations created by those leases. The guidance requires enhanced disclosures regarding the amount, timing, and uncertainty of cash flows arising from leases that will be effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company expects to adopt the requirements of the new standard effective January 1, 2019. The guidance requires the use of a modified retrospective approach.

The Company is currently evaluating its lease portfolio to evaluate the adoption impact of this standard on its consolidated financial position, results of operations, and related notes to financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment. Under the new standard, goodwill impairment would be measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill. This ASU eliminates existing guidance that requires an entity to determine goodwill impairment by calculating the implied fair value of goodwill by hypothetically assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination.

The guidance is effective for fiscal years beginning after December 15, 2019 with early adoption permitted. The Company is currently evaluating whether to early adopt the new guidance and the impact of this amendment on its consolidated financial position, results of operations, and related notes to financial statements.

In August 2017, the FASB issued ASU 2017-12, derivatives and hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, amendments to hedge accounting guidance. These amendments are intended to better align a Company’s risk management strategies and financial reporting for hedging relationships. Under the new guidance, more hedging strategies will be eligible for hedge accounting and the application of hedge accounting is simplified. In addition, the new guidance amends presentation and disclosure requirements. The guidance is effective for fiscal years beginning after December 15, 2018 with early adoption permitted, including the interim periods within those years. The guidance requires the use of a modified retrospective approach. The Company is currently evaluating whether to early adopt the new guidance and the impact of this amendment on its consolidated financial position, results of operations, and related notes to financial statements.

In January 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses on Financial Instruments”, which requires that expected credit losses relating to financial assets measured on an amortized cost basis and available for sale debt securities be recorded through an allowance for credit losses. ASU 2016-13 limits the amount of credit losses to be recognized for available for sale debt securities to the amount by which carrying value exceeds fair value and also requires the reversal of previously recognized credit losses if fair value increases. The new standard will be effective for interim and annual periods beginning after January 1, 2020, and early adoption is permitted. The Company is currently evaluating whether to early adopt this standard and the potential effect on its consolidated financial statements.

In January 2018, the FASB released guidance on the accounting for tax on the GILTI provisions of the TCJA. The GILTI provisions impose a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations. The guidance indicates that either (i) accounting for deferred taxes related to GILTI inclusions, or (ii) to treat any taxes on GILTI inclusions as period cost, are both acceptable methods subject to an accounting policy election. In accordance with SEC Staff Accounting Bulletin No. 118, and as the Company is not yet able to reasonably estimate the effect of the GILTI tax, as described in note 9 of the consolidated financial statements, the Company has not yet adopted an accounting policy with respect to the GILTI tax.